WARRANTS - 2017 Warrants (Details) - shares		12 Months Ended
	Dec. 05, 2019	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Warrants exercised		(20,000)
2017 Warrants | Warrants Issued with Series A Preferred Stock
Class of Warrant or Right [Line Items]
Exercise of warrants of common stock (in shares)	17,026
Warrants exercised	(20,000)